GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL [Abstract]
Schedule of carrying value of goodwill
	Mobile Games
Items	and Advertising	Enterprise Mobility	Security and Others	Total
	US$	US$	US$	US$
Balance as of December 31, 2014	34,531	19,755	266,138	320,424
Increase in goodwill related to acquisition	20,757	726	—	21,483
Decrease in goodwill related to disposal	—	(2,033)	—	(2,033)
Impairment loss	—	(2,241)	—	(2,241)
Foreign currency translation adjustment	(1,992)	(1,008)	(15,353)	(18,353)
Balance as of December 31, 2015	53,296	15,199	250,785	319,280
Increase in goodwill related to acquisition	—	—	20,088	20,088
Decrease in goodwill related to disposal	—	—	—	—
Impairment losses	—	(8,012)	(84,731)	(92,743)
Foreign currency translation adjustment	(2,503)	(925)	(17,141)	(20,569)
Balance as of December 31, 2016	50,793	6,262	169,001	226,056